Accounts Receivable, net (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement of allowances
Provision, net of recoveries	91,016	187,130	26,338
Allowance for doubtful accounts
Movement of allowances
Balance at beginning of the year	189,971	32,591	6,975
Allowance made during the year	125,691	200,446	27,880
Recoveries	(34,675)	(13,316)	(1,542)
Amount written off against the allowance		(29,750)	(722)
Balance at end of the year	280,987	189,971	32,591